General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2024
General and Administrative Expenses [Abstract]
Schedule of General and Administrative Expenses
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022

Professional fees	1,758	1,432	1,500
Salary and related expenses	808	766	716
Share-based payment	716	675	1,984
Director fees	239	241	239
Insurance expenses	196	300	557
Office maintenance	135	129	102
Depreciation	117	115	104
Travel abroad	104	100	105
Fundraising expenses	-	260	-
Others	112	45	68
Total	4,185	4,063	,5375